INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

        The following summarizes the Company's intangible assets:

As of December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,025,861	(341,954)	683,907
Computer software	5,634,986	(1,991,289)	3,643,697

Total intangible assets, net	6,660,847	(2,333,243)	4,327,604

As of December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Acquired power purchase agreements	4,111,199	(142,969)	3,968,230
Technical know-how	1,023,354	(213,199)	810,155
Computer software	4,982,833	(1,244,984)	3,727,849

Total intangible assets, net	10,117,386	(1,601,152)	8,516,234

        Amortization expense for the years ended December 31, 2010, 2011 and 2012 were $320,146, $1,012,624 and $754,148, respectively.

        Amortization expenses of the above intangible assets is expected to be approximately $0.9 million, $0.9 million, $0.8 million, $0.6million and $0.3 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.